UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08885

                                         Alight Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point    Lincolnshire, IL             60069

        (Address of principal executive offices)                (Zip code)

Douglas S. Keith, 4 Overlook Point, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 295-5000

Date of fiscal year end:     December 31, 2018

Date of reporting period:     June 30, 2018

Item 1. Reports to Stockholders.

ALIGHT MONEY MARKET FUND

SHAREHOLDER EXPENSES

As a shareholder of the Alight Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Alight Money Market Fund	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Annualized Expense Ratio†	Expenses Paid During Period* (01/01/18 to 06/30/18)
Actual	$1,000.00	$1,004.36	0.73%	$3.63
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.73	3.66

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

ALIGHT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investment:
In Treasury Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$621,661,806
Receivables:
Income dividends	19,568

Total Assets	621,681,374

LIABILITIES
Payables:
Capital shares redeemed	2,304,753
Administration fees	411,667
Accrued shareholder servicing fees	315,301
Registration fees	35,781
Printing fees	61,405
Accrued trustees fees	33,190
Other accrued expenses	105,953

Total Liabilities	3,268,050

NET ASSETS	$618,413,324

Net assets consist of:
Paid-in capital	$618,409,165
Accumulated net realized gain	4,159

NET ASSETS	$618,413,324

Shares outstanding	618,408,053

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$4,544,444
Expenses[1]	(198,232)

Net investment income allocated from Master Portfolio	4,346,212

FUND EXPENSES (Note 4)
Administration fees	1,272,493
Shareholder servicing fees	706,941
Printing costs	57,076
Registration costs	39,712
Trustees fees	49,713
Audit fees	19,928
Legal fees	29,746
Fund accounting and transfer agent fee	39,702
Miscellaneous	364

Total fund expenses	2,215,675

Fees reimbursed by Alight Solutions LLC (Note 4)	(362,326)

Total Net Expenses	1,853,349

NET INVESTMENT INCOME	2,492,863

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	5,804

Net gain on investments	5,804

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,498,667

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $84,957.

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended June 30, 2018 (Unaudited)	For The Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,492,863	$1,073,011
Net realized gain	5,804	26,803

Net increase in net assets resulting from operations	2,498,667	1,099,814

Distributions to shareholders:
From net investment income	(2,492,863)	(1,073,011)
From net realized gain	–	(30,664)

Total distributions to shareholders	(2,492,863)	(1,103,675)

Capital share transactions (Note 6):
Net capital share transactions	62,096,925	(161,578,734)

Net increase (decrease) in net assets resulting from capital share transactions	62,096,925	(161,578,734)

Increase (decrease) in net assets	62,102,729	(161,582,595)
NET ASSETS:
Beginning of Period	556,310,595	717,893,190

End of Period	$618,413,324	$556,310,595

Undistributed net investment income included in net assets at end of period.	–	–

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00	0.00	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]		(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gain	–	(0.00)[1]	(0.00	)1)	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions	(0.00)	(0.00)	(0.00)		(0.00)	(0.00)	(0.00)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total return	0.44%[2]	0.19%	0.06%		0.03%	0.02%	0.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$618,413	$556,311	$717,893		$770,327	$834,305	$835,508
Ratio of net expenses to average net assets[3,4]	0.73%[5]	0.71%	0.40%		0.25%	0.21%	0.24%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3]	0.88%[5]	0.93%	0.95%		0.96%	0.97%	0.98%
Ratio of net investment income to average net assets[3,4]	0.88%[5]	0.17%	0.05%		0.03%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[3]	0.73%[5]	(0.05)%	(0.50)%		(0.68)%	(0.74)%	(0.72)%

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Not annualized
[3]	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[4]

Ratios for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 4).

[5]	Annualized

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Alight Money Market Fund (the “Fund”) is a diversified series of Alight Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (6.00% of total Master Portfolio net assets as of June 30, 2018).

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to the share class based on its relative net assets.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Indemnifications

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	Investment Valuation and Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Treasury Money Market Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 3 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

4.	Agreements and Other Transactions with Affiliates

Alight Solutions LLC (“Alight Solutions”) provides administrative services to the Fund. The Fund pays Alight Solutions a monthly fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets for these services. Prior to June 30, 2017, the Fund paid Alight Solutions a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Alight Solutions has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.85% (Prior to June 30, 2017, the annual rates as a percentage of average daily net assets of the Fund was 0.95%.) of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Alight Solutions may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2018, Alight Solutions reimbursed the Fund $362,326 for expenses related to this agreement.

Under the Administration Agreement, the Fund will be obligated to reimburse Alight for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the six months ended June 30, 2018, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

On December 31, 2017, reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

2018	2019	2020
$10,957,499	$5,168,923	$1,199,738

Alight Solutions and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Alight Solutions pays BAL a fee equal to 0.015% of the average daily net assets of the Fund.

Alight Financial Solutions, LLC (“AFS”), an affiliate of Alight Solutions, serves as the Distributor of the Fund. AFS does not receive a fee from the Fund for its distribution services.

AFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, AFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through AFS. In addition, AFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays AFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

5.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2018.

As of December 31, 2017, the tax year-end of the Fund, the components of net distributable earnings (losses) on a tax basis consisted of capital and other losses of $1,645, for net accumulated losses of $1,645.

The tax character of distributions paid during 2017 for the Fund was ordinary income of $1,101,459 and long-term capital gain of $2,216, respectively

As of December 31, 2017, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforward.

Management has reviewed the tax positions as of June 30, 2018, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (concluded)

of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

6.	Capital Share Transactions

As of June 30, 2018, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	206,278,273	$206,278,273	237,461,315	$237,461,315
Shares issued in reinvestments of dividends	2,505,653	2,505,653	1,109,441	1,109,441
Shares redeemed	(146,687,001)	(146,687,001)	(400,149,490)	(400,149,490)

Net increase (decrease)	62,096,925	$62,096,925	(161,578,734)	$(161,578,734)

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

ALIGHT MONEY MARKET FUND

PROXY VOTING

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended December 31, 2017. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

ALIGHT MONEY MARKET FUND

ADDITIONAL INFORMATION

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TREASURY MONEY MARKET MASTER PORTFOLIO

PORTFOLIO INFORMATION

June 30, 2018 (Unaudited)

Treasury Money Market Master Portfolio	Percent of Net Assets
U.S. Treasury Obligations	45%
Repurchase Agreements	52
Other Assets Less Liabilities	3

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Security	Par (000)	Value
U.S. Treasury Obligations – 44.5%
U.S. Treasury Bills[a]:
1.61%, 07/12/18	$350,000	$349,831,563
1.65%, 07/19/18	557,430	556,980,457
1.66%, 08/02/18	201,890	201,598,381
1.69%, 08/09/18	23,110	23,068,691
1.78%, 08/16/18	103,070	102,839,103
1.86%, 08/23/18	97,260	96,999,397
1.90%, 09/13/18	44,810	44,639,401
2.00%, 09/20/18	175,000	174,232,188
1.94%, 09/27/18	400,000	398,144,667
2.03%, 10/25/18	9,075	9,016,788
2.04%, 11/01/18	106,970	106,242,693
2.04%, 11/08/18	4,125	4,095,208
2.13%, 12/20/18	24,450	24,207,605
2.14%, 12/27/18	393,420	389,341,382
2.35%, 06/20/19	12,400	12,122,602
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.17%), 1.38% – 2.08%, 07/31/18[b]	235,025	234,983,031
1.38%, 09/30/18	213,420	213,161,450
0.88%, 10/15/18	14,995	14,959,699
(3 mo.Treasury money market yield + 0.17%), 1.25% – 2.08%, 10/31/18[b]	168,995	168,925,719
1.38%, 11/30/18	11,500	11,482,369
1.13%, 01/15/19	34,015	33,869,548
(3 mo.Treasury money market yield + 0.14%), 1.13% – 2.05%, 01/31/19[b]	105,485	105,296,776
1.13% – 1.38%, 02/28/19	80,960	80,449,196
1.50%, 03/31/19	71,600	71,182,149

Security	Par (000)	Value
(3 mo.Treasury money market yield + 0.07%), 1.98%, 04/30/19[b]	117,720	117,716,608
(3 mo.Treasury money market yield + 0.06%), 1.97%, 07/31/19[b]	$84,270	$84,365,368
1.96%, 10/31/19[c]	261,785	261,822,818
(3 mo.Treasury money market yield + 0.01%), 1.91%, 01/31/20[c]	410,775	410,564,840
1.94%, 04/30/20[c]	96,830	96,839,048
Total U.S. Treasury Obligations – 44.5% (Cost – $4,398,978,745)		4,398,978,745
Total Repurchase Agreements – 52.3%		5,167,000,000
Total Investments – 96.8% (Cost – $9,565,978,745*)		9,565,978,745
Other Assets Less Liabilities – 3.2%		315,116,040

Net Assets – 100.0%		$9,881,094,785

*	Cost for U.S. federal income tax purposes.
[a]	Rates are discount rates or a range of discount rates paid at the time of purchase.
[b]	Variable rate security. Rate shown is the rate in effect as of period end.
[c]

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2018

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Nova Scotia	2.10%		06/29/18	07/02/18	$68,000	$68,000	$68,011,900	U.S. Treasury Obligations, 1.63% to 2.88%, due 4/30/19 to 08/15/45	$68,807,800	$69,372,138
BNP Paribas Securities Corp.	2.10		06/29/18	07/02/18	172,000	172,000	172,030,100	U.S. Treasury Obligations, 0.00% to 4.75%, due 11/15/18 to 08/15/46	180,928,464	175,440,000
Citigroup Global Markets, Inc.	2.10	[a]	06/29/18	07/02/18	274,000	274,000	274,047,950	U.S. Treasury Obligations, 1.63% to 1.88%, due 6/30/19 to 02/28/22	281,717,834	279,480,020
Credit Agricole Corp.	2.10		06/29/18	07/02/18	599,000	599,000	599,104,825	U.S. Treasury Obligations, 1.13% to 2.50%, due 2/28/19 to 01/15/29	575,507,617	610,980,007
Federal Reserve Bank of New York	1.75		06/29/18	07/02/18	2,800,000	2,800,000	2,800,408,333	U.S. Treasury Obligations, 1.75% to 3.13%, due 05/31/22 to 02/15/43	2,874,301,500	2,800,408,368
HSBC Securities (USA), Inc.	2.10		06/29/18	07/02/18	179,000	179,000	179,031,325	U.S. Treasury Obligations, 1.88% to 7.50%, due 03/31/22 to 05/15/40	159,614,500	182,580,997
	1.94		06/27/18	07/03/18	44,500	44,500	44,514,388	U.S. Treasury Obligations, 1.75% to 2.25%, due 04/30/21 to 06/30/22	45,704,600	45,390,475
	1.95		06/28/18	07/05/18	86,500	86,500	86,532,798	U.S. Treasury Obligations, 2.25% to 4.38%, due 04/30/21 to 05/15/40	89,066,800	88,233,656

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2018

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.10%	06/29/18	07/02/18	$200,000	$200,000	$200,035,000	U.S. Treasury Obligations, 2.50% to 7.50%, due 11/15/24 to 02/15/46	$183,605,900	$204,000,476
	1.91	06/26/18	07/03/18	36,000	36,000	36,013,370	U.S. Treasury Obligation, 1.75%, due 06/30/22	37,740,000	36,721,083

Total HSBC Securities (USA), Inc.					$546,000				$556,926,687
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.10	06/29/18	07/02/18	8,000	8,000	8,001,400	U.S. Treasury Obligation, 4.00%, due 08/15/18	8,020,000	8,160,050
Mitsubishi UFJ Securities USA, Inc.	2.08	06/29/18	07/02/18	100,000	100,000	100,017,333	U.S. Treasury Obligations, 0.00% to 3.88%, due 02/28/19 to 08/15/46	145,269,700	102,000,081
Natixis SA	2.10	06/29/18	07/02/18	100,000	100,000	100,017,500	U.S. Treasury Obligations, 0.13% to 6.50%, due 07/31/20 to 11/15/47	102,434,700	102,000,048
TD Securities (USA) LLC	2.10	06/29/18	07/02/18	250,000	250,000	250,043,750	U.S. Treasury Obligations, 2.13% to 2.50%, due 02/15/41 to 05/15/46	194,677,800	255,000,122
Wells Fargo Securities LLC	2.10	06/29/18	07/02/18	250,000	250,000	250,043,750	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/31/18 to 12/17/59	244,611,400	255,000,074

					$5,167,000				$5,214,767,595

[a]	Traded in a joint account.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (concluded)

June 30, 2018

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investment. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[a]	$–	$9,565,978,745	$–	$9,565,978,745

[a]	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2018, there were no transfers between levels.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Investments at value – unaffiliated[a]	$4,398,978,745
Repurchase agreements at value – unaffiliated[b]	5,167,000,000
Cash	305,720,139
Contributions from investors	2,304,756
Interest – unaffiliated	7,617,933

Total assets	9,881,621,573

Investment advisory fees	500,862
Trustees’ fees	12,119
Other accrued expenses	13,807

Total liabilities	526,788

NET ASSETS	$9,881,094,785

Investors’ capital	$9,881,094,785
Net unrealized appreciation (depreciation)	–

NET ASSETS	$9,881,094,785

[a] Investments at cost – unaffiliated	$4,398,978,745

[b] Repurchase agreements at cost – unaffiliated	$5,167,000,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest – unaffiliated	$74,735,441

EXPENSES
Investment advisory	4,710,694
Independent Trustees	34,363
Professional	10,554

Total expenses	4,755,611
Fees waived and/or reimbursed by the Manager	(1,458,125)

Total expenses after fees waived and/or reimbursed	3,297,486

Net investment income	71,437,955

Net realized gain from investments – unaffiliated	75,439
Net change in unrealized appreciation (depreciation) on investments – unaffiliated	–

Net realized and unrealized gain	75,439

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,513,394

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$71,437,955	$63,669,544
Net realized gain	75,439	263,414

Net increase in net assets resulting from operations	71,513,394	63,932,958

Capital transactions
Proceeds from contributions	64,095,572,563	98,418,388,272
Value of withdrawals	(63,634,324,995)	(95,201,052,783)

Net increase in net assets derived from capital share transactions	461,247,568	3,217,335,489

NET ASSETS
Total increase in net assets	532,760,962	3,281,268,447
Beginning of period	9,348,333,823	6,067,065,376

End of period	$9,881,094,785	$9,348,333,823

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended 06/30/18 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Total Return
Total return	0.76%[a]	0.84%	0.32%	0.03%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	0.10%[b]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and paid indirectly	0.07%[b]	0.07%	0.07%	0.07%	0.06%	0.06%

Net investment income	1.52%[b]	0.87%	0.31%	0.04%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$9,881,095	$9,348,334	$6,067,065	$3,450,181	$3,857,554	$2,738,199

[a]	Aggregate total return.
[b]	Annualized.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Treasury Money Market Master Portfolio (the “Master Portfolio” and together, the “Master Portfolios”), is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to one series of MIP.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	Significant Accounting Policies

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and its interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current. market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

4.	Securities and Other Investments

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for the Master Portfolio and its counterparties. Typically, the Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the Master Portfolio, respectively. The Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	Investment Advisory Agreement and Other Transactions with Affiliates

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

BAL is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of the Master Portfolio’s net assets through April 30, 2019. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. The Manager has also voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income if applicable. The Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2018, the amount waived was as follows:

Treasury Money Market Master Portfolio	1,413,208

The fees and expenses of MIP’s Trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amount waived was as follows:

Treasury Money Market Master Portfolio	44,917

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

6.	Income Tax Information

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

7.	Principal Risks

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (concluded)

or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of Master Portfolio service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) Master Portfolio operating expenses and how BlackRock allocates

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s adherence to its compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Master Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio as compared with the representative feeder fund’s Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Master Portfolio’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the representative feeder fund’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the representative feeder fund ranked in the first quartile against its Performance Peers. The Board reviewed the performance within the context of the low yield environment that has existed over the past several years.

The quartile standing of the representative feeder fund against its Performance Peers takes into account the representative feeder fund’s current yield only. BlackRock has reviewed with the Board that a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews the Master Portfolio’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master Portfolio’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

with those of the representative feeder fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the representative feeder fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio, to the Master Portfolio. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the second quartile, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio ranked in the second and first quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board reviewed the expenses

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (concluded)

within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for the Master Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm. The Board additionally noted that, to enable the Master Portfolio to maintain minimum levels of daily net investment income, BlackRock and the Master Portfolio’s administrator have voluntarily agreed to waive a portion of its fees and/or reimburse the Master Portfolio’s operating expenses as necessary.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

Rodney D. Johnson, Chair of the Boarda and Trustee

Mark Stalnecker, Chair Electa of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

[a]

Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an interested Trustee of the Trust/MIP.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

North Quincy, MA 20171

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

Alight Series Trust

Alight Money Market Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have, and has not previously had, procedures by which shareholders may recommend nominees to the Board of Trustees of Alight Series Trust.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

	(3)	Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	8/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	8/29/18

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	8/29/18